Special Cash Dividend To Shareholders	12 Months Ended
Dec. 31, 2011
Special Cash Dividend to Shareholders [Abstract]
Special Cash Dividend To Shareholders
20.	SPECIAL CASH DIVIDEND TO SHAREHOLDERS

In December 2008, the Group declared a special cash dividend of $1.00 per ordinary share to shareholders of record as of the close of business on January 8, 2009. Each of the Company's American depositary shares represents one ordinary share. As of the record date, the number of ordinary shares outstanding was 57,296,413, among which 86,865 shares were issued between January 1, 2009 and the record date. By the end of February 2009, an aggregate amount of $57,296 was fully paid to shareholders.

In November 2010, the Group declared a special cash dividend of $2.00 per share on the Company's ordinary shares to be paid in two installments of $1.00 each. The dividend was fully paid by May 31, 2011.

In May 2011, the Group declared a special cash dividend of $0.56 per share on the Company's ordinary shares. The dividend was fully paid by April 13, 2012.